Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Billions	Nov. 12, 2021	Sep. 30, 2021	Mar. 31, 2021
Total number of authorized shares of common stock		3,000,000,000	3,000,000,000
Share repurchase program [member] | Subsequent Event [Member]
Number of shares authorized to be repurchased	33,000,000
Shares authorized to be repurchased amount	¥ 100